EMPLOYEE DEFINED CONTRIBUTION PLAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Total employee defined contribution	$ 0	$ 0	$ 140,149